Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit for the year	₩ 4,478,000	₩ 4,755,514	₩ 4,112,628
Adjustments for:
Interest income (Note 34)	(27,579,211)	(20,092,325)	(14,724,230)
Interest expense (Note 34)	16,761,289	9,495,472	3,954,905
Dividend income (Note 36)	(181,486)	(177,569)	(124,531)
Income tax expense (Note 44)	1,486,960	1,611,112	1,471,036
Net fees and commission expense (Note 35)	307,492	126,665	124,486
Net insurance loss (gain) (Note 28)	(1,113,615)	(1,046,224)	1,356,064
Net insurance finance expense (income) (Note 29)	516,097	(807,964)	0
Net loss (gain) on financial instruments at fair value through profit or loss (Note 37)	(1,228,900)	1,056,473	(174,279)
Net loss (gain) on derivatives (Note 11)	(292,483)	702,735	64,128
Net loss (gain) on financial instruments at fair value through profit or loss (overlay approach) (Note 9)	0	0	(43,003)
Net loss (gain) on foreign currency translation	4,396	44,316	(21,130)
Net gain on financial instruments designated at fair value through profit or loss (Note 38)	(54,256)	(806,741)	(423,914)
Net loss (gain) on disposal of securities at fair value through other comprehensive income (Note 12)	129,575	161,423	(85,596)
Net loss (gain) on disposal of securities at amortized cost (Note 12)	(251)	60	319
Provision for allowance for credit loss (Note 39)	2,244,503	1,291,813	974,685
Employee benefit (Note 26)	145,874	178,923	221,259
Depreciation and other amortization (Note 40)	1,185,006	999,682	902,692
Other operating expense (Note 42)	859,065	2,086,352	457,359
Equity method income, net (Note 16)	(125,088)	(121,697)	(158,600)
Other non-operating expense (income) (Note 43)	200,355	(437,202)	447,138
Sub-total	(6,734,678)	(5,734,696)	(5,781,212)
Changes in assets and liabilities:
Due from banks at amortized cost	1,325,355	(1,052,471)	2,690,535
Securities at fair value through profit or loss	(7,374,788)	5,901,524	(2,934,113)
Due from banks at fair value through profit or loss	0	0	92,944
Loans at fair value through profit or loss	620,955	(721,736)	341,140
Financial instruments designated at fair value through profit or loss (IFRS 9)	(726,476)	1,100,240	(9,466)
Derivative instruments	(336,770)	728,222	14,548
Loans at amortized cost	(5,652,482)	(24,043,584)	(28,740,535)
Insurance contract assets	(10,387)	299	0
Reinsurance contract assets	(4,262)	(72,331)	0
Other assets	(6,394,740)	(2,080,768)	(6,920,943)
Deposits	(1,380,003)	18,309,172	36,948,828
Liabilities for defined benefit obligations	7,263	(341,740)	(261,750)
Provisions	(424,494)	(72,384)	(25,526)
Insurance contract liabilities	(1,247,849)	(903,025)	0
Reinsurance contract liabilities	(31,265)	(201,490)	0
Investment contract liabilities	(671,181)	(907,047)	0
Other liabilities	13,479,464	1,789,192	(4,489,460)
Sub-total	(8,821,660)	(2,567,927)	(3,293,798)
Income taxes paid	(1,931,943)	(1,693,408)	(1,149,965)
Interest received	26,411,959	19,070,421	14,325,392
Interest paid	(13,058,769)	(6,770,156)	(4,114,027)
Dividends received	186,937	128,692	100,936
Net cash inflow from operating activities	529,846	7,188,440	4,199,954
Cash flows from investing activities
Decrease in financial instruments at fair value through profit or loss	3,845,778	5,206,643	4,362,417
Increase in financial instruments at fair value through profit or loss	(5,355,995)	(5,954,987)	(5,409,361)
Proceeds from disposal of securities at fair value through other comprehensive income	36,748,023	22,231,923	29,991,033
Acquisition of securities at fair value through other comprehensive income	(36,745,746)	(24,545,800)	(37,575,878)
Proceeds from disposal of securities at amortized cost	4,257,920	5,148,999	5,203,156
Acquisition of securities at amortized cost	(6,421,141)	(12,302,642)	(7,343,501)
Proceeds from disposal of property and equipment (Notes 14 and 43)	16,159	93,511	20,068
Acquisition of property and equipment (Note 14)	(261,444)	(326,546)	(334,874)
Proceeds from disposal of intangible assets (Notes 15 and 43)	25,029	23,040	15,867
Acquisition of intangible assets (Note 15)	(454,794)	(616,581)	(555,340)
Proceeds from disposal of investments in associates (Note 16)	377,496	516,735	357,401
Acquisition of investments in associates (Note 16)	(428,423)	(657,836)	(588,827)
Proceeds from disposal of investment property (Notes 17 and 43)	166,767	259,453	276
Acquisition of investment property (Note 17)	(5,367)	(6,883)	(8,292)
Proceeds from disposal of assets held for sale	3,663	624,837	47,792
Change in other assets	1,959	(238,869)	(220,636)
Proceeds from settlement of hedging derivative financial instruments	29,123	12,585	61,502
Payment for settlement of hedging derivative financial instruments	(70,720)	(135,669)	(53,313)
Net cash flow from business combination	0	(27,840)	0
Net cash outflow from investing activities	(4,271,713)	(10,695,927)	(12,030,510)
Cash flows from financing activities
Issuance of hybrid bonds	897,646	997,120	1,154,597
Redemption of hybrid bonds	(1,195,550)	(135,000)	0
Net increase in borrowings	8,153,087	6,145,271	849,212
Proceeds from debt securities issued	47,674,027	39,521,966	28,561,082
Redemption of debt securities issued	(43,808,445)	(41,777,940)	(24,143,252)
Increase in financial liabilities designated at fair value through profit or loss	209,969	49,993	0
Change in other liabilities	164,567	239,591	83,067
Dividends paid	(1,461,371)	(1,540,871)	(1,218,761)
Proceeds from settlement of hedging derivative financial instruments	1,538,590	2,391,556	1,223,033
Payment of settlement of hedging derivative financial instruments	(1,459,027)	(2,319,927)	(1,210,366)
Acquisition of treasury stock	(485,947)	(300,000)	(79)
Disposition and redemption of treasury stock	(81)	(60)	23,588
Increase (decrease) in non-controlling interests	(205,169)	382,929	(84,998)
Redemption of lease liabilities	(262,055)	(259,913)	(275,273)
Payment of stock issuance costs	0	0	(105)
Conversion costs for preferred stock to common stock	(75)	0	0
Net cash inflow from financing activities	9,760,166	3,394,715	4,961,745
Effect of exchange rate changes on cash and cash equivalents held	(15,361)	(58,955)	112,854
Net increase (decrease) in cash and cash equivalents	6,002,938	(171,727)	(2,755,957)
Cash and cash equivalents at beginning of year	24,413,946	24,585,673	26,859,400
Cash and cash equivalents at end of year	30,416,884	24,413,946	24,585,673
Amount under IFRS 4 [member]
Cash flows from operating activities
Profit for the year		4,732,163
Adjustments for:
Income tax expense (Note 44)		(1,617,088)
Net insurance finance expense (income) (Note 29)		0
Changes in assets and liabilities:
Net cash inflow from operating activities		7,592,560
Cash flows from investing activities
Net cash outflow from investing activities		(11,031,456)
Cash flows from financing activities
Net cash inflow from financing activities		3,394,715
Effect of exchange rate changes on cash and cash equivalents held		(57,837)
Cash and cash equivalents at beginning of year	₩ 24,001,425	24,103,443
Cash and cash equivalents at end of year		₩ 24,001,425	₩ 24,103,443